UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

(Name of Fund)

385 East Colorado Boulevard, Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1 –	SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE INFLATION – LINKED SECURITIES & INCOME FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 119.2%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	$497,137	$583,907
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	28,856,600	33,776,160
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	148,794	205,449
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,020,028	1,294,886
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	6,412,013	9,239,173
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,395,756	4,559,790
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	266,263	274,338
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,570,125	1,574,303
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	939,675	1,114,645
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,146,811	9,427,956
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	11,629,536	12,855,650
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	83,535,900	84,292,902	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	13,992,384	14,144,789
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,116,030	1,163,265
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	414,737	441,700
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	7,189,420	7,311,813
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	8,903,200	9,453,712
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	25,876,731	26,381,534	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	36,304,950	38,637,688	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	20,582,361	21,012,100
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	13,998,596	14,699,295	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	18,160,993	18,535,727
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	10,412,874	10,661,221	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	25,231,404	25,629,354	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,508,807	4,672,485
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,254,086	14,954,218
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,155,436	1,172,304
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	3,952,512	4,025,760
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	6,088,980	6,288,333
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	71,272,847	74,958,366

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $441,697,644)				453,342,823

ASSET-BACKED SECURITIES - 5.0%
Ameriquest Mortgage Securities Inc., 2005-R10 M5	1.155%	1/25/36	9,650,000	6,134,336	(b)
Conseco Financial Corp., 1997-8 A	6.780%	10/15/27	1,096,459	1,133,415
Countrywide Home Equity Loan Trust, 2005-C 2A	0.704%	7/15/35	1,213,391	1,094,109	(b)
Option One Mortgage Loan Trust, 2005-4 M3	1.015%	11/25/35	8,150,000	4,484,326	(b)
Residential Asset Mortgage Products Inc., 2004-RS8 MI1	5.680%	8/25/34	3,951,879	4,003,446
Saxon Asset Securities Trust, 2004-2 MV1	1.394%	8/25/35	2,432,266	2,071,875	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $18,041,730)				18,921,507

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.333%	11/25/34	41,877	40,797	(b)
Bellemeade Re Ltd., 2016-1A M2B	7.025%	4/25/26	4,140,000	4,153,041	(b)(c)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.097%	2/25/37	13,333	13,317	(b)
Credit Suisse Mortgage Trust, 2014-11R 9A2	0.664%	10/27/36	2,430,000	1,427,382	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4013 AI, IO	4.000%	2/15/39	3,313,365	299,284
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	1,686,070	159,111
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	4,927,850	442,370

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.458%	8/25/22	$132,069,697	$2,289,560	(b)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.598%	5/25/18	30,050,054	498,497	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1	1.974%	1/25/29	1,386,904	1,391,911	(b)(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.810%	9/16/46	7,822,552	250,299	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.686%	3/16/49	1,828,077	63,318	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.371%	2/16/53	2,305,758	73,710	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.730%	1/16/54	7,391,101	402,727	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.071%	9/16/44	3,344,883	200,440	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.072%	2/16/48	1,074,941	52,703	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.942%	9/16/55	3,090,528	186,678	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	1.059%	10/16/56	20,293,874	1,365,839	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.869%	11/16/55	4,192,872	273,486	(b)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	1.010%	3/16/52	30,561,079	2,202,791	(b)
Government National Mortgage Association (GNMA), 2015-183 IO	1.013%	9/16/57	28,910,070	2,393,806	(b)
GSR Mortgage Loan Trust, 2004-11 1A1	3.230%	9/25/34	145,189	138,235	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.869%	11/25/33	5,084	5,187	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.797%	2/25/34	14,606	14,650	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C20 D	3.071%	2/15/48	2,970,000	2,139,499	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 D	4.384%	4/15/48	2,600,000	2,128,323	(b)(c)
Mortgage IT Trust, 2005-1 2M1	1.773%	2/25/35	1,128,854	1,035,171	(b)
Nomura Resecuritization Trust, 2015-4R 2A2	0.664%	10/26/36	2,638,557	1,441,708	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	70,601	63,021
Sequoia Mortgage Trust, 2003-8 A1	1.172%	1/20/34	13,751	13,062	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.697%	8/25/33	537,720	542,927	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	12,065	13,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $27,058,978)				25,715,960

CORPORATE BONDS & NOTES - 5.3%
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,000,000	1,697,500

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,930,000	2,798,150
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	1,825,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,380,200

TOTAL ENERGY				6,003,350

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	$2,440,000	$2,708,400

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	1,350,000	1,076,625	(b)(c)

TOTAL FINANCIALS				3,785,025

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.3%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,520,000	1,409,800	(c)

Health Care Providers & Services - 0.1%
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	420,000	380,100

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,160,000	1,860,300	(c)

TOTAL HEALTH CARE				3,650,200

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,750,000	1,771,875

MATERIALS - 0.4%
Metals & Mining - 0.4%
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000	1,578,599

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,060,000	1,789,625	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $19,291,165)				20,276,174

SOVEREIGN BONDS - 0.5%
Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,520,000	1,546,600	(c)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	520,000	465,400	(d)

TOTAL SOVEREIGN BONDS (Cost - $1,878,256)				2,012,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	2.500%	5/15/46	4,050,000	4,191,750
U.S. Treasury Notes	1.125%	8/31/21	7,790,000	7,782,086
U.S. Treasury Notes	1.625%	5/15/26	3,510,000	3,514,661

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,672,997)				15,488,497

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 4.1%
iShares Gold Bullion ETF			403,424	3,570,070	*
PowerShares DB Commodity Index Tracking Fund			794,300	11,922,443	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $14,270,897)				15,492,513

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $537,911,667)				551,249,474

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $485,930)	0.253%	485,930	$485,930

TOTAL INVESTMENTS - 145.0% (Cost - $538,397,597#)			551,735,404
Liabilities in Excess of Other Assets - (45.0)%			(171,334,766)

TOTAL NET ASSETS - 100.0%			$380,400,638

*	Non-income producing security.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
IO	— Interest Only

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$453,342,823	—	$453,342,823
Asset-Backed Securities	—	18,921,507	—	18,921,507
Collateralized Mortgage Obligations	—	25,715,960	—	25,715,960
Corporate Bonds & Notes	—	20,276,174	—	20,276,174
Sovereign Bonds	—	2,012,000	—	2,012,000
U.S. Government & Agency Obligations	—	15,488,497	—	15,488,497
Investments in Underlying Funds	$15,492,513	—	—	15,492,513

Total Long-Term Investments	$15,492,513	$535,756,961	—	$551,249,474

Short-Term Investments†	$485,930	—	—	$485,930

Total Investments	$15,978,443	$535,756,961	—	$551,735,404

Other Financial Instruments:
Futures Contracts	$77,979	—	—	$77,979
Forward Foreign Currency Contracts	—	$382,373	—	382,373

Total Other Financial Instruments	$77,979	$382,373	—	$460,352

Total	$16,056,422	$536,139,334	—	$552,195,756

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$745,231	—	—	$745,231
Forward Foreign Currency Contracts	—	$1,020,990	—	1,020,990
OTC Total Return Swaps‡	—	452,026	—	452,026

Total	$745,231	$1,473,016	—	$2,218,247

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premium paid or received with respect to swap contracts.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,843,412
Gross unrealized depreciation	(3,505,605)

Net unrealized appreciation	$13,337,807

At September 30, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	0.55%	8/12/2016	TBD	**	$55,656,000	U.S. Treasury inflation protected securities	$55,935,678
Deutsche Bank	0.58%	8/23/2016	10/3/2016		24,097,500	U.S. Treasury inflation protected securities	24,715,385
Deutsche Bank	0.58%	8/23/2016	11/17/2016		101,076,250	U.S. Treasury inflation protected securities	103,667,949

					$180,829,750		$184,319,012

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	19	12/16	$4,709,449	$4,706,300	$(3,149)
90-Day Eurodollar	577	12/17	142,735,950	142,713,737	(22,213)
90-Day Eurodollar	500	3/18	123,745,375	123,643,750	(101,625)
90-Day Eurodollar	62	12/18	15,333,577	15,314,775	(18,802)
Euro	98	12/16	13,809,131	13,814,325	5,194
U.S. Treasury 10-Year Notes	380	12/16	49,833,235	49,827,500	(5,735)
U.S. Treasury Ultra Long-Term Bonds	53	12/16	9,878,935	9,745,375	(133,560)

					(279,890)

Contracts to Sell:
British Pound	33	12/16	2,741,780	2,680,631	61,149
Euro-Bund	66	12/16	12,197,385	12,285,173	(87,788)
Japanese Yen	131	12/16	16,012,099	16,195,694	(183,595)
U.S. Treasury Ultra 10-Year Notes	82	12/16	11,832,449	11,820,813	11,636
U.S. Treasury 5-Year Notes	1,312	12/16	159,239,736	159,428,500	(188,764)

					(387,362)

Net unrealized depreciation on open futures contracts					$(667,252)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	522,900	USD	579,062	Bank of America N.A.	10/14/16	$8,608
USD	9,322,601	TWD	301,120,000	Bank of America N.A.	10/14/16	(286,353)
COP	11,027,120,000	USD	3,789,388	Barclays Bank PLC	10/14/16	27,841
JPY	933,340,000	USD	9,297,697	Barclays Bank PLC	10/14/16	(89,915)
MXN	67,000,000	USD	3,522,284	Barclays Bank PLC	10/14/16	(70,857)
MXN	68,870,000	USD	3,791,481	Barclays Bank PLC	10/14/16	(243,724)
RUB	247,981,000	USD	3,740,005	Barclays Bank PLC	10/14/16	199,704
SGD	5,030,000	USD	3,761,873	Barclays Bank PLC	10/14/16	(73,064)
USD	3,990,312	EUR	3,600,000	Barclays Bank PLC	10/14/16	(55,608)
USD	3,778,525	JPY	396,764,000	Barclays Bank PLC	10/14/16	(135,715)
GBP	2,415,890	USD	3,133,542	Citibank N.A.	10/14/16	(1,475)
INR	245,800,000	USD	3,590,024	Citibank N.A.	10/14/16	93,942
USD	2,947	CAD	3,818	Citibank N.A.	10/14/16	36
USD	1,359,841	CAD	1,774,095	Citibank N.A.	10/14/16	7,461
USD	3,562,288	EUR	3,215,207	Citibank N.A.	10/14/16	(51,175)
USD	3,733,462	SGD	5,030,000	Citibank N.A.	10/14/16	44,653
JPY	289,884,310	USD	2,871,321	Citibank N.A.	11/10/16	(8,320)
USD	176,618	EUR	157,134	Citibank N.A.	11/10/16	(199)
USD	33,886	EUR	30,000	Citibank N.A.	11/10/16	128
USD	39,185	EUR	35,000	Citibank N.A.	11/10/16	(199)
USD	1,115,883	EUR	995,569	UBS AG	11/10/16	(4,386)

Total						$(638,617)

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At September 30, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$32,060,000	1/27/20	1.925%*	CPURNSA*	—	$(226,093)
Barclays Capital Inc.	32,060,000	1/28/20	1.955%*	CPURNSA*	—	(225,933)

Total	$64,120,000				—	$(452,026)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2 –	CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on
Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3 –	EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016